STOCKHOLDER'S EQUITY - Warrants (Details)		2 Months Ended	9 Months Ended
	Mar. 02, 2021 D $ / shares	Dec. 31, 2020 item $ / shares	Sep. 30, 2021 item $ / shares
Class of Warrant or Right [Line Items]
Maximum period after business combination in which to file registration statement	15 days
Period of time within which registration statement is expected to become effective	60 days
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant		60
Threshold period for not to transfer assign or sell any shares or warrants after completion of initial business combination	30 days	30 days
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Warrant redemption condition minimum share price	$ 18.00
Threshold trading days for redemption of public warrants | D	20
Threshold number of business days before sending notice of redemption to warrant holders | D	30
Warrants
Class of Warrant or Right [Line Items]
Maximum period after business combination in which to file registration statement		15 days	15 days
Period of time within which registration statement is expected to become effective		60 days	60 days
Public Warrants
Class of Warrant or Right [Line Items]
Warrant exercise period condition one	30 days	30 days	30 days
Warrant exercise period condition two	12 months	12 months	12 months
Public Warrants expiration term	5 years	5 years	5 years
Trading period after business combination used to measure dilution of warrant | item		20
Public Warrants | Class A Common Stock
Class of Warrant or Right [Line Items]
Share price		$ 9.20
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Redemption price per public warrant (in dollars per share)		0.01	$ 0.01
Warrant redemption condition minimum share price		$ 18.00	$ 18.00
Redemption period		30 days	30 days
Threshold trading days for redemption of public warrants | item		20	20
Threshold consecutive trading days for redemption of public warrants | item		30	30
Threshold number of business days before sending notice of redemption to warrant holders | item		3
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)		115.00%
Stock price trigger for redemption of public warrants (in dollars per share)		$ 18.00
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)		180.00%